Subsequent Events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

Changes in the Board of Directors

Mr. Xunyong Zhou, a member of the board of director of Linkage Global Inc (the “Company”) has resigned from the Board of Directors of the Company and from the board committees on which he served. Mr. Zhou’s resignation did not result from any disagreement with the Board or the Company on any matter relating to the Company’s operations, policies or practices. To fill the vacancy created by the departures of Mr. Zhou, on March 27, 2026, the Board of Directors of the Company (the “Board”) appointed Shiming Chen, as a director of the Company with effect from March 31, 2026, to hold office until the Company’s next annual general meeting.

Entry into Token Purchase Agreement

On March 30, 2026, the Company entered into a Digital Asset Purchase and Sale Agreement (the “Purchase Agreement”), with UZX DAO Foundation, an exempt entity incorporated under the laws of the Cayman Islands (the “Foundation”), and certain holders of units of the UZX Token (the “Sellers”), pursuant to which the Company agreed to purchase from the Sellers aggregate of 30,000,000 units of the UZX Token (the “Sale Token”) in consideration for 30,000,000 of the Company’s Class A Ordinary Shares (the “Consideration Shares”). The Issuance of the Consideration Shares by the Company will be in reliance upon an applicable exemption from registration under the Securities Act of 1933, as amended. The transactions contemplated under the Purchase Agreement closed on April 8, 2026.

Issuance of Class B ordinary shares

On April 15, 2026, for the purpose of compensation and as approved by the Board of Directors of the Company, the Company issued 6,000,000 Class B ordinary shares of par value US$0.0025 each, at a subscription price of US$0.0025 per share, to the Chairman of the Board of Directors of the Company, Mr. Wu Zhihua. The Company received total consideration of US$15,000.

Entry into Addendum to Securities Purchase Agreement

As disclosed by Linkage Global Inc., a Cayman Islands exempt company (the “Company”) in its Current Report on Form 6-K furnished to the Securities and Exchange Commission (the “SEC”) on March 26, 2026 (the “Previous 6-K”), on March 18, 2026, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with one investor (the “Purchaser”), pursuant to which the Company agreed to issue and sell in a private placement offering (the “Private Placement”) an aggregate of 833,333 Class A ordinary shares (the “Shares”), par value $0.0025 per share, of the Company at a purchase price per share of $0.60, for gross proceeds of $500,000. Pursuant to the Purchase Agreement, no later than 30 business days as of the date of the Closing, as defined in the Purchase Agreement, the Company will file a registration statement on Form F-1, or at the Company’s discretion and eligibility, on Form F-3 with the SEC to register the Shares (the “Registration Deadline”). On May 22, 2026, the Company entered into an Addendum to Securities Purchase Agreement (the “Addendum Agreement”) with such investor, pursuant to which, the Company and the investor agreed to amend the Registration Deadline, from no later than 30 business days as of the date of the Closing, to no later than 60 business days as of the date of the Closing.

Issuance of shares for service consideration

The Company issued 8,090,910 shares to four service providers in exchange for services including financial public relations and brand promotion.

Entry into Securities Purchase Agreement

On June 5, 2026, Linkage Global Inc., a Cayman Islands exempted company (the “Company”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) with two investors (the “Purchasers”). Pursuant to the Purchase Agreement, the Company agreed to issue and sell, in a private placement offering (the “Private Placement”), up to an aggregate of 5,000,000 Class A ordinary shares, par value US$0.0025 per share, for a total purchase price of up to US$600,000, at a purchase price of US$0.12 per share (the “Shares”). The net proceeds from the Private Placement will be used for general corporate purposes. The Private Placement was closed on June 12, 2026.

The Group has evaluated subsequent events through the date these unaudited interim condensed consolidated financial statements are issued on June 30, 2026. The Group did not identify any subsequent events with a material financial impact on the Group’s unaudited interim condensed consolidated financial statements.